Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Number of shipbuilding contacts	3
Number of vessels under construction	3
Vessels under construction cost	$ 285,240
Total amount of contractual purchase obligation	57,048
Contractual obligation on JV newbuilds	$ 120,977
Number of JV newbuilds owned 49%	2
Number of JV newbuilds owned 25%	2